Financial Assets at Amortised Cost (Details) - Schedule of Gross Carrying Amount Expected Credit Loss in Mortgage Loans - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Gross Carrying Amount Expected Credit Loss in Mortgage Loans [Line Items]
Beginning balance	$ 2,687,485	$ 4,536,025
Transfers:
Net changes of financial assets	68,877	162,997
Other adjustments		0
Ending balance	3,598,366	2,687,485
Gross carrying amount
Transfers:
Transfers from stage 1 to stage 2	0	0
Transfers from stage 1 to stage 3	0	0
Transfers from stage 2 to stage 3	0	0
Transfers from stage 2 to stage 1	0	0
Transfers from stage 3 to stage 2	0	0
Transfers from stage 3 to stage 1	0	0
Net changes of financial assets	41,452	(37,704)
Write-off	0	0
Gross carrying amount | Mortgage loans
Schedule of Gross Carrying Amount Expected Credit Loss in Mortgage Loans [Line Items]
Beginning balance	17,559,769	17,073,439
Transfers:
Transfers from stage 1 to stage 2	0	0
Transfers from stage 1 to stage 3	0	0
Transfers from stage 2 to stage 3	0	0
Transfers from stage 2 to stage 1	0	0
Transfers from stage 3 to stage 2	0	0
Transfers from stage 3 to stage 1	0	0
Net changes of financial assets	(54,082)	527,008
Write-off	(62,124)	(43,800)
Other adjustments	0	3,122
Ending balance	17,443,563	17,559,769
Gross carrying amount | Stage 1 | Mortgage loans
Schedule of Gross Carrying Amount Expected Credit Loss in Mortgage Loans [Line Items]
Beginning balance	14,762,656	14,635,723
Transfers:
Transfers from stage 1 to stage 2	(3,761,615)	(3,369,333)
Transfers from stage 1 to stage 3	(36,203)	(35,377)
Transfers from stage 2 to stage 3	0	0
Transfers from stage 2 to stage 1	3,383,579	2,873,839
Transfers from stage 3 to stage 2	0	0
Transfers from stage 3 to stage 1	4,181	0
Net changes of financial assets	117,822	654,681
Write-off	0	0
Other adjustments	0	3,123
Ending balance	14,470,420	14,762,656
Gross carrying amount | Stage 2 | Mortgage loans
Schedule of Gross Carrying Amount Expected Credit Loss in Mortgage Loans [Line Items]
Beginning balance	1,944,932	1,713,185
Transfers:
Transfers from stage 1 to stage 2	3,761,615	3,369,333
Transfers from stage 1 to stage 3	0	0
Transfers from stage 2 to stage 3	(570,669)	(628,525)
Transfers from stage 2 to stage 1	(3,383,579)	(2,873,839)
Transfers from stage 3 to stage 2	363,350	476,841
Transfers from stage 3 to stage 1	0
Net changes of financial assets	(160,823)	(112,062)
Write-off	0
Other adjustments	0	(1)
Ending balance	1,954,826	1,944,932
Gross carrying amount | Stage 3 | Mortgage loans
Schedule of Gross Carrying Amount Expected Credit Loss in Mortgage Loans [Line Items]
Beginning balance	852,181	724,531
Transfers:
Transfers from stage 1 to stage 2	0	0
Transfers from stage 1 to stage 3	36,203	35,377
Transfers from stage 2 to stage 3	570,669	628,525
Transfers from stage 2 to stage 1	0	0
Transfers from stage 3 to stage 2	(363,350)	(476,841)
Transfers from stage 3 to stage 1	(4,181)	0
Net changes of financial assets	(11,081)	(15,611)
Write-off	(62,124)	(43,800)
Other adjustments		0
Ending balance	1,018,317	852,181
ECL allowance
Transfers:
Transfers from stage 1 to stage 2	0	0
Transfers from stage 1 to stage 3	0	0
Transfers from stage 2 to stage 3	0	0
Transfers from stage 2 to stage 1	0	0
Transfers from stage 3 to stage 2	0	0
Transfers from stage 3 to stage 1	0	0
Net changes of the exposure and modifications in credit risk	1	(1)
Write-off	0	0
ECL allowance | Mortgage loans
Schedule of Gross Carrying Amount Expected Credit Loss in Mortgage Loans [Line Items]
Beginning balance	226,370	216,133
Transfers:
Transfers from stage 1 to stage 2	75,695	75,838
Transfers from stage 1 to stage 3	12,316	1,936
Transfers from stage 2 to stage 3	46,879	37,970
Transfers from stage 2 to stage 1	(72,473)	(66,173)
Transfers from stage 3 to stage 2	(30,433)	(43,360)
Transfers from stage 3 to stage 1	(680)	0
Net changes of the exposure and modifications in credit risk	53,903	47,826
Write-off	(62,124)	(43,800)
Other adjustments	0	0
Ending balance	249,453	226,370
ECL allowance | Stage 1 | Mortgage loans
Schedule of Gross Carrying Amount Expected Credit Loss in Mortgage Loans [Line Items]
Beginning balance	10,347	8,651
Transfers:
Transfers from stage 1 to stage 2	(12,829)	(6,317)
Transfers from stage 1 to stage 3	(335)	(152)
Transfers from stage 2 to stage 3	0	0
Transfers from stage 2 to stage 1	6,574	6,727
Transfers from stage 3 to stage 2	0	0
Transfers from stage 3 to stage 1	9	0
Net changes of the exposure and modifications in credit risk	12,746	1,438
Write-off		0
Other adjustments	0	0
Ending balance	16,512	10,347
ECL allowance | Stage 2 | Mortgage loans
Schedule of Gross Carrying Amount Expected Credit Loss in Mortgage Loans [Line Items]
Beginning balance	60,330	53,371
Transfers:
Transfers from stage 1 to stage 2	88,524	82,155
Transfers from stage 1 to stage 3	0	0
Transfers from stage 2 to stage 3	(38,888)	(31,271)
Transfers from stage 2 to stage 1	(79,047)	(72,900)
Transfers from stage 3 to stage 2	23,536	39,601
Transfers from stage 3 to stage 1	0	0
Net changes of the exposure and modifications in credit risk	9,340	(10,626)
Write-off		0
Other adjustments	0	0
Ending balance	63,795	60,330
ECL allowance | Stage 3 | Mortgage loans
Schedule of Gross Carrying Amount Expected Credit Loss in Mortgage Loans [Line Items]
Beginning balance	155,693	154,111
Transfers:
Transfers from stage 1 to stage 2	0	0
Transfers from stage 1 to stage 3	12,651	2,088
Transfers from stage 2 to stage 3	85,767	69,241
Transfers from stage 2 to stage 1	0	0
Transfers from stage 3 to stage 2	(53,969)	(82,961)
Transfers from stage 3 to stage 1	(689)	0
Net changes of the exposure and modifications in credit risk	31,817	57,014
Write-off	(62,124)	(43,800)
Other adjustments	0	0
Ending balance	$ 169,146	$ 155,693